Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 4,462,530	$ 9,944,765
Restricted cash	0	4,021,177
Accounts receivable, net	18,038,582	11,293,625
Accounts receivable - related parties, net	8,806,238	2,392,087
Notes receivable	107,235	360,505
Inventories	21,737,156	13,715,369
Deferred cost of revenue		221,737
Advance to suppliers and other current assets, net	6,196,694	4,515,435
Advance to suppliers and other current assets - related parties	1,678,462
Total current assets	61,026,897	46,464,700
Retentions receivable, non-current	4,651	734,140
Property, plant and equipment, net	22,538,664	24,611,862
Land use rights, net	2,093,873	2,008,096
Intangible asset, net	151,677
Operating lease right-of-use assets, net	93,848	141,016
Deposit on loan agreement		918,643
Long-term investments	1,074,142	2,997,419
Long-term prepaid expenses	6,252,109	184,320
Total assets	93,235,861	78,060,196
Current liabilities
Accounts payable and bank acceptance notes to vendors	8,922,232	8,099,529
Accounts payable - related parties	3,100,923	5,225,004
Loans due within one year	27,268,410	11,809,449
Due to related parties	5,785,045
Advances from customers	2,876,306	5,522,913
Advances from customers - related parties	23,898	7,254,968
Income tax payables	798,991	322,419
Accrued expenses and other payables	5,414,379	6,971,505
Operating lease liabilities, current	35,419	56,852
Deferred income, current	45,958	43,061
Total current liabilities	54,271,561	45,305,700
Deferred income, non-current		43,061
Deferred tax liabilities	75,204	288,687
Operating lease liabilities, non-current	37,604	68,420
Long-term loans, less current portion and unamortized debt issuance costs		1,377,217
Total non-current liabilities	112,808	1,777,385
Total liabilities	54,384,369	47,083,085
Shareholders’ equity
Common shares ($0.001 par value, 200,000,000 shares authorized,10,809,000 shares issued and outstanding as of December 31, 2020 and December 31, 2019)	10,809	10,809
Additional paid-in capital	26,303,348	26,303,348
Statutory reserves	2,941,715	2,267,219
Retained earnings	8,834,286	3,946,021
Accumulated other comprehensive income (loss)	761,334	(1,550,286)
Total shareholders’ equity	38,851,492	30,977,111
Total liabilities and shareholders’ equity	$ 93,235,861	$ 78,060,196